T. ROWE PRICE Value Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.4%
COMMUNICATION SERVICES  5.2%
Interactive Media & Services  4.2%
Alphabet, Class A  2,230,347 542,198
Alphabet, Class C  1,888,669 459,985
Meta Platforms, Class A  211,683 155,456
Pinterest, Class A (1) 3,811,784 122,625
1,280,264
Media  0.1%
Comcast, Class A  1,351,133 42,453
42,453
Wireless Telecommunication Services  0.9%
T-Mobile U.S.  1,140,156 272,931
272,931
Total Communication Services 1,595,648
CONSUMER DISCRETIONARY  6.3%
Broadline Retail  1.7%
Amazon.com (1) 2,308,240 506,820
506,820
Hotels, Restaurants & Leisure  1.5%
McDonald's  1,453,269 441,634
441,634
Specialty Retail  3.1%
AutoZone (1) 117,978 506,154
Home Depot  1,073,569 434,999
941,153
Total Consumer Discretionary 1,889,607
CONSUMER STAPLES  6.5%
Consumer Staples Distribution & Retail  1.8%
Dollar Tree (1) 2,807,905 264,982
Walmart  2,630,471 271,096
536,078
Food Products  1.4%
Mondelez International, Class A  6,770,143 422,931
422,931
Household Products  2.4%
Colgate-Palmolive  2,930,972 234,302

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Procter & Gamble  3,189,249 490,028
724,330
Personal Care Products  0.9%
Kenvue  16,567,547 268,891
268,891
Total Consumer Staples 1,952,230
ENERGY  7.9%
Energy Equipment & Services  1.6%
Schlumberger  7,484,989 257,259
TechnipFMC  5,843,759 230,536
487,795
Oil, Gas & Consumable Fuels  6.3%
Chevron  2,938,418 456,307
ConocoPhillips  5,677,202 537,006
Exxon Mobil  1,833,619 206,740
Range Resources  9,499,965 357,579
Valero Energy  2,114,393 359,997
1,917,629
Total Energy 2,405,424
FINANCIALS  23.7%
Banks  7.6%
Bank of America  8,339,267 430,223
Citigroup  2,178,425 221,110
Fifth Third Bancorp  2,653,300 118,204
JPMorgan Chase  3,957,464 1,248,303
KeyCorp  15,884,749 296,886
2,314,726
Capital Markets  4.7%
Charles Schwab  6,093,749 581,770
CME Group  574,622 155,257
Goldman Sachs Group  284,538 226,592
Intercontinental Exchange  2,774,890 467,514
1,431,133
Consumer Finance  1.6%
American Express  1,170,822 388,900
Capital One Financial  473,029 100,557
489,457
Financial Services  5.6%
Apollo Global Management  1,108,700 147,756

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Berkshire Hathaway, Class B (1) 2,026,021 1,018,562
Corebridge Financial  7,605,256 243,749
Corpay (1) 543,720 156,624
Visa, Class A  422,134 144,108
1,710,799
Insurance  3.7%
Allstate  2,669,512 573,011
MetLife  934,722 76,993
Progressive  169,896 41,956
Travelers  1,518,075 423,877
1,115,837
Mortgage Real Estate Investment Trusts  0.5%
Annaly Capital Management, REIT  8,173,648 165,189
165,189
Total Financials 7,227,141
HEALTH CARE  11.4%
Biotechnology  1.3%
Gilead Sciences  3,418,169 379,417
379,417
Health Care Equipment & Supplies  2.1%
Abbott Laboratories  2,376,058 318,249
Alcon (2) 4,108,976 306,160
624,409
Health Care Providers & Services  6.3%
Cencora  1,415,816 442,485
Cigna Group  949,800 273,780
Elevance Health  678,983 219,393
Molina Healthcare (1) 404,715 77,446
Quest Diagnostics  930,474 177,330
Tenet Healthcare (1) 1,983,560 402,742
UnitedHealth Group  948,546 327,533
1,920,709
Life Sciences Tools & Services  1.2%
Danaher  534,424 105,955
Revvity  3,008,944 263,734
369,689
Pharmaceuticals  0.5%
AstraZeneca, ADR  2,130,716 163,469
163,469
Total Health Care 3,457,693

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES  16.2%
Aerospace & Defense  2.4%
General Electric  1,234,755 371,439
L3Harris Technologies  355,634 108,614
Northrop Grumman  398,877 243,044
723,097
Building Products  0.4%
Owens Corning  912,178 129,037
129,037
Commercial Services & Supplies  1.3%
Republic Services  1,723,262 395,454
395,454
Electrical Equipment  1.8%
AMETEK  2,867,221 539,038
539,038
Ground Transportation  2.0%
CSX  1,688,589 59,962
Norfolk Southern  982,048 295,017
Old Dominion Freight Line  1,763,529 248,269
603,248
Machinery  7.3%
Caterpillar  784,413 374,283
Deere  1,570,901 718,310
Parker-Hannifin  615,337 466,518
Pentair  1,449,679 160,566
Westinghouse Air Brake Technologies  2,526,056 506,398
2,226,075
Professional Services  0.5%
Equifax  634,037 162,649
162,649
Trading Companies & Distributors  0.5%
WW Grainger  166,800 158,954
158,954
Total Industrials & Business Services 4,937,552
INFORMATION TECHNOLOGY  8.1%
Electronic Equipment, Instruments & Components  3.0%
Keysight Technologies (1) 4,002,147 700,056
TE Connectivity  924,003 202,846
902,902

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Semiconductors & Semiconductor Equipment  4.1%
Analog Devices  1,289,032 316,715
Intel (1) 5,984,065 200,765
KLA  178,091 192,089
Texas Instruments  2,858,132 525,125
1,234,694
Software  1.0%
Microsoft  588,291 304,705
304,705
Total Information Technology 2,442,301
MATERIALS  6.2%
Chemicals  3.5%
Linde  855,964 406,583
PPG Industries  1,209,650 127,146
Sherwin-Williams  1,552,510 537,572
1,071,301
Containers & Packaging  2.5%
Ball  3,675,559 185,322
International Paper  12,286,642 570,100
755,422
Metals & Mining  0.2%
Franco-Nevada  255,342 56,918
56,918
Total Materials 1,883,641
REAL ESTATE  2.7%
Health Care Real Estate Investment Trusts  1.0%
Welltower, REIT  1,655,594 294,928
294,928
Residential Real Estate Investment Trusts  0.7%
Essex Property Trust, REIT  753,878 201,783
201,783
Specialized Real Estate Investment Trusts  1.0%
Public Storage, REIT  520,067 150,221
VICI Properties, REIT  4,603,255 150,112
300,333
Total Real Estate 797,044

T. ROWE PRICE Value Fund

Shares $ Value
(Cost and value in $000s)
‡
UTILITIES  5.2%
Electric Utilities  2.8%
Southern  3,698,323 350,490
Xcel Energy  6,183,386 498,690
849,180
Gas Utilities  0.6%
Atmos Energy  1,123,076 191,765
191,765
Multi-Utilities  1.3%
Ameren  3,625,877 378,469
378,469
Water Utilities  0.5%
American Water Works  1,049,103 146,025
146,025
Total Utilities 1,565,439
Total Common Stocks (Cost $24,515,754) 30,153,720
SHORT-TERM INVESTMENTS  0.6%
Money Market Funds  0.6%
T. Rowe Price Government Reserve Fund, 4.16% (3)(4) 189,511,041 189,511
Total Short-Term Investments (Cost $189,511) 189,511
SECURITIES LENDING COLLATERAL  0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.16% (3)(4) 28,463,820 28,464
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 28,464
Total Securities Lending Collateral (Cost $28,464) 28,464
Total Investments in Securities  100.1%
(Cost $24,733,729) $ 30,371,695
Other Assets Less Liabilities (0.1)% (37,953)
Net Assets 100.0% $ 30,333,742
‡ Shares are denominated in U.S. dollars unless otherwise noted.

T. ROWE PRICE Value Fund

.
.
.
.
.
.
.
.
.
.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2025.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Value Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.16% $ — $ — $ 3,543++
Totals $ —# $ — $ 3,543+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
T. Rowe Price Government
Reserve Fund, 4.16% $ 257,078  ¤  ¤ $ 217,975
Total $ 217,975^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $3,543 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $217,975.

T. ROWE PRICE Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Value Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Value Fund, Inc. (the
fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Value Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation

T. ROWE PRICE Value Fund

Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On September 30, 2025 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F107-054Q3 09/25